Unaudited Condensed Consolidated Statements of Stockholders’ Equity - USD ($)	DevvStream Corp. Common Stock	DevvStream Corp. Additional Paid-in Capital	DevvStream Corp. Retained Earnings (Accumulated Deficit)	DevvStream Corp. Accumulated other comprehensive income (loss)	DevvStream Corp. Subscription receivable	DevvStream Corp. Accumulated other comprehensive income (loss)	DevvStream Corp.	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit) Cumulative Effect, Period of Adoption, Adjusted Balance	Retained Earnings (Accumulated Deficit)	Members’ Contributions, Net of Distributions Cumulative Effect, Period of Adoption, Adjusted Balance	Members’ Contributions, Net of Distributions	Members’ Deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Members’ Deficit	Cumulative Effect, Period of Adoption, Adjusted Balance	Total
Balance at Jul. 31, 2023		$ 11,883,289	$ (11,854,481)			$ (83,570)	$ (54,762)
Balance (in Shares) at Jul. 31, 2023	1,145,774
Share based compensation – RSUs		597,587					597,587
Share based compensation – Options		692,740					692,740
Shares issued for warrant exercises		147,650					147,650
Shares issued for warrant exercises (in Shares)	18,097
Foreign currency translation						127,123	127,123
Net income (loss)			(9,871,748)				(9,871,748)
Balance, April 30, 2025 at Jul. 31, 2024		13,321,266	(21,726,229)			43,553	(8,361,410)
Balance, April 30, 2025 (in Shares) at Jul. 31, 2024	1,163,871
Balance at Dec. 31, 2023															$ 35,737,914		$ (6,027,934)		$ 29,709,980
Balance (in Shares) at Dec. 31, 2023
Recapitalization									$ 140,228		70,313,190		(4,913,394)		(35,737,914)		6,027,934		35,830,044
Recapitalization (in Shares)									140,227,818
Net income (loss)													(24,104,797)						(24,104,797)
Balance, April 30, 2025 at Dec. 31, 2024								$ 183,078	$ 140,228		70,313,190	$ (47,287,474)	(29,018,191)					$ (47,104,396)	41,435,227
Balance, April 30, 2025 (in Shares) at Dec. 31, 2024								183,078,394	140,227,818
Balance at Jul. 31, 2024		13,321,266	(21,726,229)			43,553	(8,361,410)
Balance (in Shares) at Jul. 31, 2024	1,163,871
Share based compensation – RSUs		431,722					431,722
Share based compensation – Options		52,855					52,855
Warrants reclassified to liabilities on change in functional currency		(454,571)					(454,571)
Stock options reclassified to liabilities on RTO		(330,090)					(330,090)
Conversion option derivative transferred to equity		266,000					266,000
Gain on modification of debt with related parties		582,167					582,167
Recapitalization on RTO		(23,548,887)					(23,548,887)
Shares issued for warrant exercises		389,729					389,729
Shares issued for warrant exercises (in Shares)	9,176
Conversion of mandatory convertible debentures		49,500					49,500
Conversion of mandatory convertible debentures (in Shares)	2,244
Shares for settlement of debt		10,888,912					10,888,912
Shares for settlement of debt (in Shares)	342,895
Shares issued in connection with RTO		3,147,117					3,147,117
Shares issued in connection with RTO (in Shares)	515,920
Shares issued for acquisition of associate		1,220,000					1,220,000
Shares issued for acquisition of associate (in Shares)	200,000
Shares issued for PIPE financing		2,250,000			(20,000)		2,230,000
Shares issued for PIPE financing (in Shares)	169,480
Shares issued for carbon credit purchases		1,982,424					1,982,424
Shares issued for carbon credit purchases (in Shares)	324,987
Shares issued for ELOC commitment		363,333					363,333
Shares issued for ELOC commitment (in Shares)	66,666
Shares issued for services		585,155					585,155
Shares issued for services (in Shares)	55,729
Shares issued for ELOC drawdown		481,530					481,530
Shares issued for ELOC drawdown (in Shares)	160,600
Share issuance costs		(16,723)					(16,723)
Foreign currency translation						1,435	1,435
Net income (loss)			(5,091,435)				(5,091,435)
Balance, April 30, 2025 at Apr. 30, 2025		11,661,439	(26,817,664)		(20,000)	44,988	(15,131,237)
Balance, April 30, 2025 (in Shares) at Apr. 30, 2025	3,011,568
Balance at Jul. 31, 2024		13,321,266	(21,726,229)			43,553	(8,361,410)
Balance (in Shares) at Jul. 31, 2024	1,163,871
Share based compensation – RSUs		510,325					510,325
Shares cancelled for termination of carbon credit purchase agreements		(396,500)					(396,500)
Shares cancelled for termination of carbon credit purchase agreements (in Shares)	(155,000)
Share based compensation – Options		72,641					72,641
Warrants reclassified to liabilities on change in functional currency		(454,571)					(454,571)
Stock options reclassified to liabilities on RTO		(330,090)					(330,090)
Conversion option derivative transferred to equity		266,000					266,000
Gain on modification of debt with related parties		582,167					582,167
Recapitalization on RTO		(23,548,887)					(23,548,887)
Shares issued for warrant exercises		389,729					389,729
Shares issued for warrant exercises (in Shares)	9,176
Conversion of mandatory convertible debentures		49,500					49,500
Conversion of mandatory convertible debentures (in Shares)	2,244
Shares for settlement of debt		10,888,912					10,888,912
Shares for settlement of debt (in Shares)	342,895
Shares issued in connection with RTO		3,147,117					3,147,117
Shares issued in connection with RTO (in Shares)	515,920
Shares issued for acquisition of associate		1,220,000					1,220,000
Shares issued for acquisition of associate (in Shares)	200,000
Shares issued for PIPE financing		2,250,000			(20,000)		2,230,000
Shares issued for PIPE financing (in Shares)	169,480
Shares issued for carbon credit purchases		1,982,424					1,982,424
Shares issued for carbon credit purchases (in Shares)	324,987
Shares issued for ELOC commitment		363,333					363,333
Shares issued for ELOC commitment (in Shares)	66,666
Shares issued for services		585,155					585,155
Shares issued for services (in Shares)	55,729
Shares issued for ELOC drawdown		3,328,081					3,328,081
Shares issued for ELOC drawdown (in Shares)	845,700
Share issuance costs		(51,688)					(51,688)
Foreign currency translation						1,448	1,448
Net income (loss)			(12,067,231)				(12,067,231)
Balance, April 30, 2025 at Jul. 31, 2025		14,174,914	(33,793,460)		(20,000)	45,001	(19,593,545)
Balance, April 30, 2025 (in Shares) at Jul. 31, 2025	3,541,668
Balance at Dec. 31, 2024								$ 183,078	$ 140,228		70,313,190	(47,287,474)	(29,018,191)					(47,104,396)	41,435,227
Balance (in Shares) at Dec. 31, 2024								183,078,394	140,227,818
Recapitalization									$ 42,851		(70,313,190)		(18,269,283)						(88,539,622)
Recapitalization (in Shares)									42,850,576
Net income (loss)												(7,467,201)						(7,467,201)	(7,467,201)
Balance, April 30, 2025 at Mar. 31, 2025								$ 183,078				(54,754,675)						(54,571,597)
Balance, April 30, 2025 (in Shares) at Mar. 31, 2025								183,078,394
Balance at Dec. 31, 2024								$ 183,078	$ 140,228		70,313,190	$ (47,287,474)	(29,018,191)					$ (47,104,396)	41,435,227
Balance (in Shares) at Dec. 31, 2024								183,078,394	140,227,818
Recapitalization									$ 42,850		(70,313,190)		(18,269,283)						(88,539,623)
Recapitalization (in Shares)									42,850,576
Recapitalization									$ (170,515)		43,613,494		(43,442,979)
Recapitalization (in Shares)									(57,446,488)
Issuance of common stock to FOCUS in connection with the Business Combination									$ 532		(226,081,998)								(226,081,466)
Issuance of common stock to FOCUS in connection with the Business Combination (in Shares)									5,322,463
Common stock issued as compensation for ELOC commitment fee									$ 51		7,399,949								7,400,000
Common stock issued as compensation for ELOC commitment fee (in Shares)									507,802
Common stock issued for conversion of loan payable to related party									$ 1,000		99,999,000								100,000,000
Common stock issued for conversion of loan payable to related party (in Shares)									10,000,000
Common stock issued to settle Non-redemption Agreements in connection with the Business Combination									$ 62		1,239,938								1,240,000
Common stock issued to settle Non-redemption Agreements in connection with the Business Combination (in Shares)									622,109
Common stock issued in conjunction with loan payable to related party									$ 1,209		46,988,791								46,990,000
Common stock issued in conjunction with loan payable to related party (in Shares)									12,087,341
Common stock issued in conjunction with promissory notes									$ 39		199,960								199,999
Common stock issued in conjunction with promissory notes (in Shares)									399,458
Common stock issued as compensation for severance									$ 60		13,199,940								13,200,000
Common stock issued as compensation for severance (in Shares)									600,000
Common stock issued as replacement shares to Randy Soule									$ 195		19,088,430								19,088,625
Common stock issued as replacement shares to Randy Soule (in Shares)									1,948,862
Common stock issued to EEME as advisory fees									$ 95		1,424,905								1,425,000
Common stock issued to EEME as advisory fees (in Shares)									950,000
Common stock issued to BTIG as merger advisory fees									$ 13		999,987								1,000,000
Common stock issued to BTIG as merger advisory fees (in Shares)									133,333
Common stock issued to EEME in conjunction with promissory note conversion									$ 735		7,857,884								7,858,619
Common stock issued to EEME in conjunction with promissory note conversion (in Shares)									7,348,043
Common stock issued in conjunction with a consulting agreement									$ 6		47,994								48,000
Common stock issued in conjunction with a consulting agreement (in Shares)									62,754
ELOC at the market stock sales									$ 215		861,013								861,228
ELOC at the market stock sales (in Shares)									2,150,000
Common stock issued to Encore, a related party, to settle accounts payable									$ 3,678		27,996,322								28,000,000
Common stock issued to Encore, a related party, to settle accounts payable (in Shares)									36,779,193
Additional shares issued in de-spac									$ 1										1
Additional shares issued in de-spac (in Shares)									10,268
Common stock issued to Polar in connection with the Subscription Agreement									$ 192		743,808								744,000
Common stock issued to Polar in connection with the Subscription Agreement (in Shares)									1,920,000
Stock based compensation expense (benefit) associated with restricted stock units											7,941,754								7,941,754
Non-employee share-based payments											835,818								835,818
Net income (loss)													74,004,768						74,004,768
Balance, April 30, 2025 at Dec. 31, 2025									$ 20,646		54,356,988		(16,725,685)						37,651,949
Balance, April 30, 2025 (in Shares) at Dec. 31, 2025									206,473,533
Balance at Jan. 31, 2025		10,946,618	(30,340,289)			45,361	(19,348,310)
Balance (in Shares) at Jan. 31, 2025	2,834,302
Share based compensation – RSUs		186,017					186,017
Share based compensation – Options		5,664					5,664
Shares issued for PIPE financing					(20,000)		(20,000)
Shares issued for ELOC commitment		58,333					58,333
Shares issued for ELOC commitment (in Shares)	16,666
Shares issued for ELOC drawdown		481,530					481,530
Shares issued for ELOC drawdown (in Shares)	160,600
Share issuance costs				(16,723)			(16,723)
Foreign currency translation						(373)	(373)
Net income (loss)			3,522,625				3,522,625
Balance, April 30, 2025 at Apr. 30, 2025		11,661,439	(26,817,664)		(20,000)	44,988	(15,131,237)
Balance, April 30, 2025 (in Shares) at Apr. 30, 2025	3,011,568
Balance at Jul. 31, 2025		14,174,914	(33,793,460)		(20,000)	45,001	(19,593,545)
Balance (in Shares) at Jul. 31, 2025	3,541,668
Cancellation of shares
Cancellation of shares (in Shares)	(26)
Share based compensation – RSUs		86,478					86,478
Share based compensation – Options		35,943					35,943
Shares issued for PIPE financing		2,000,004					2,000,004
Shares issued for PIPE financing (in Shares)	128,370
Shares issued for ELOC drawdown		2,320,930					2,320,930
Shares issued for ELOC drawdown (in Shares)	1,412,000
Shares issued for conversion of convertible debt		3,272,313					3,272,313
Shares issued for conversion of convertible debt (in Shares)	4,965,908
Shares issued for settlement of debt		8,665,773					8,665,773
Shares issued for settlement of debt (in Shares)	6,083,244
Issuance of pre-funded warrants		250,000					250,000
Proceeds from Series A preferred stock subscription				900,000			900,000
Amortization of deferred financing costs		(103,755)					(103,755)
Foreign currency translation						(146)	(146)
Net income (loss)			(10,133,425)				(10,133,425)
Balance, April 30, 2025 at Apr. 30, 2026		30,702,600	(43,926,885)	900,000	(20,000)	44,855	(12,299,430)
Balance, April 30, 2025 (in Shares) at Apr. 30, 2026	16,131,164
Balance at Dec. 31, 2025									$ 20,646		54,356,988		(16,725,685)						37,651,949
Balance (in Shares) at Dec. 31, 2025									206,473,533
Balance, April 30, 2025 at Jan. 31, 2026		18,429,564	(37,729,569)		(20,000)	44,873	(19,275,132)
Balance, April 30, 2025 (in Shares) at Jan. 31, 2026	4,881,012
Balance at Dec. 31, 2025									$ 20,646		54,356,988		(16,725,685)						37,651,949
Balance (in Shares) at Dec. 31, 2025									206,473,533
ELOC at the market stock sales									$ 1,519		2,678,710								2,680,229
ELOC at the market stock sales (in Shares)									15,200,000
EEME Energy SPV LLC capital raise									$ 6,900		6,893,100								6,900,000
EEME Energy SPV LLC capital raise (in Shares)									69,000,000
BTIG, LLC, stock issued in settlement									$ 27		69,308								69,335
BTIG, LLC, stock issued in settlement (in Shares)									275,144
Stock based compensation expense (benefit) associated with restricted stock units											(4,704,128)								(4,704,128)
Non-employee share-based payments											524,325								524,325
Net income (loss)													(17,812,415)						(17,812,415)
Balance, April 30, 2025 at Mar. 31, 2026									$ 29,092		59,818,303		(34,538,100)						25,309,295
Balance, April 30, 2025 (in Shares) at Mar. 31, 2026									290,948,677
Balance at Jan. 31, 2026		18,429,564	(37,729,569)		(20,000)	44,873	(19,275,132)
Balance (in Shares) at Jan. 31, 2026	4,881,012
Share based compensation – RSUs		6,714					6,714
Share based compensation – Options		(931)					(931)
Shares issued for ELOC drawdown		112,992					112,992
Shares issued for ELOC drawdown (in Shares)	201,000
Shares issued for conversion of convertible debt		3,272,313					3,272,313
Shares issued for conversion of convertible debt (in Shares)	4,965,908
Shares issued for settlement of debt		8,665,773					8,665,773
Shares issued for settlement of debt (in Shares)	6,083,244
Issuance of pre-funded warrants		250,000					250,000
Proceeds from Series A preferred stock subscription				900,000			900,000
Amortization of deferred financing costs		(33,825)					(33,825)
Foreign currency translation						(18)	(18)
Net income (loss)			(6,197,316)				(6,197,316)
Balance, April 30, 2025 at Apr. 30, 2026		30,702,600	(43,926,885)	900,000	(20,000)	44,855	(12,299,430)
Balance, April 30, 2025 (in Shares) at Apr. 30, 2026	16,131,164
Balance at Mar. 31, 2026									$ 29,092		$ 59,818,303		$ (34,538,100)						$ 25,309,295
Balance (in Shares) at Mar. 31, 2026									290,948,677
Balance, April 30, 2025 at Apr. 30, 2026		$ 30,702,600	$ (43,926,885)	$ 900,000	$ (20,000)	$ 44,855	$ (12,299,430)
Balance, April 30, 2025 (in Shares) at Apr. 30, 2026	16,131,164